Quantitative Information About Level Three Fair Value Measurements (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013
Available For Sale And Trading Securities | Residential mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	¥ 392
Principal valuation technique	Discounted cash flow Price-based
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	0.00%
Default rate	0.00%
Recovery rate	70.00%
Discount margin	0.07%
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	24.00%
Default rate	5.00%
Recovery rate	100.00%
Discount margin	26.16%
Available For Sale And Trading Securities | Commercial mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	341
Principal valuation technique	Discounted cash flow Price-based
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	0.09%
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	39.29%
Available For Sale And Trading Securities | Corporate bonds and other debt securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	834
Principal valuation technique	Discounted cash flow Price-based
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	0.00%	[1]
Default rate	0.00%	[1]
Recovery rate	15.00%	[1]
Discount margin	0.00%	[1]
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	43.00%	[1]
Default rate	8.00%	[1]
Recovery rate	85.00%	[1]
Discount margin	49.18%	[1]
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	0.00%	[2]
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	12.32%	[2]
Derivative contracts | Interest rate contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	11
Principal valuation technique	Internal valuation model	[3]
Derivative contracts | Interest rate contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	42.00%
Default rate	0.00%	[4]
Derivative contracts | Interest rate contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	100.00%
Default rate	63.00%	[4]
Derivative contracts | Foreign exchange contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	17
Principal valuation technique	Internal valuation model	[3]
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation	36.00%
FX - FX correlation	55.00%
FX volatility	16.00%
Default rate	0.00%	[4]
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation	55.00%
FX - FX correlation	55.00%
FX volatility	26.00%
Default rate	63.00%	[4]
Derivative contracts | Equity-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	7
Principal valuation technique	Internal valuation model	[3]
Derivative contracts | Equity-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation	0.00%
Equity - FX correlation	0.00%
Equity volatility	14.00%
Derivative contracts | Equity-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation	60.00%
Equity - FX correlation	70.00%
Equity volatility	48.00%
Derivative contracts | Credit-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	20	[5]
Principal valuation technique	Internal valuation model	[3],[5]
Derivative contracts | Credit-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate	0.00%
Credit correlation	2.00%
Derivative contracts | Credit-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate	67.00%
Credit correlation	100.00%
Long-term debt
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	¥ 381
Principal valuation technique	Internal valuation model	[3]
Long-term debt | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	42.00%
FX - IR correlation	36.00%
FX - FX correlation	55.00%
Default rate	0.00%
Equity - IR correlation	0.00%
Credit correlation	2.00%
Equity volatility	18.00%
Long-term debt | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	100.00%
FX - IR correlation	55.00%
FX - FX correlation	55.00%
Default rate	10.00%
Equity - IR correlation	60.00%
Credit correlation	100.00%
Equity volatility	48.00%

[1]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[2]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[3]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[4]	This input represents counterparty default rate derived from the MHFG Group's own internal credit experience.
[5]	The unobservable inputs related to credit derivatives economically hedging the credit risk in certain securitization products have been included in the unobservable inputs related to Trading securities and Available-for-sale securities.